OTHER BALANCE SHEET INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
OTHER BALANCE SHEET INFORMATION

Components of selected captions in the accompanying balance sheets as of June 30, 2011 and December 31, 2010 consist of:

		30-Jun-11	31-Dec-10
		(Unaudited)
Prepaid expenses:

Prepaid insurance		$82,003	$8,475
Other		-	5,262
	Prepaid expenses	$82,003	$13,737

Property and equipment:
Computers and office equipment		$21,696	$20,689
Machinery and equipment		112,422	112,422
Less: accumulated depreciation		(114,841	(103,159)
	Property and equipment, net	$19,275	$29,952

Accrued expenses:
Payroll and related		$32,3866	$458,250
Professional fees		10,500	153,694
Accrued interest		18,958	22,054
Other		10,000	16,000
	Accrued expenses	71,844	649,998

Components of selected captions in the accompanying balance sheets as of December 31, 2010 and December 31, 2009 consist of:

	31-Dec-10	31-Dec-09

Prepaid expenses:
Prepaid consulting		$-
Prepaid insurance	8,475	9,550
Other	7,290	241
Prepaid expenses	$15,765	$9,791

Property and equipment:
Computers and office equipment	$20,689	$15,934
Machinery and equipment	112,422	120,768
Less: accumulated depreciation	(103,159)	(77,708)
Property and equipment, net	$29,952	$58,994

Accrued expenses:
Payroll and related	$474,750	$354,750
Professional fees	141,194	45,500
Accrued interest	22,054	250
Other	12,000	18,600
Accrued expenses	$649,998	$419,100